Inventories (Details) - Schedule of inventory reserve - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of inventory reserve [Abstract]
Balance at beginning of year	¥ 5,962	¥ 6,457	¥ 3,126
Additional charge (written off), net	7,589	(450)	3,325
Foreign currency translation difference	(158)	(45)	6
Balance at the end of year	¥ 13,393	¥ 5,962	¥ 6,457